ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

5.           ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for credit losses were summarized as follows:

	As of December 31,
	2023	2024
	US$	US$

Accounts receivable	38,243	24,398
Allowance for credit losses	(15,991)	(10,252)
Accounts receivable, net	22,252	14,146

The movements in the allowance for credit losses of accounts receivable were as follows:

5.           ACCOUNTS RECEIVABLE (continued)

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Movement in allowance for credit losses
Balance at beginning of year	52,831	33,864	15,991
Additional provision	43,285	1,183	6,097
Write-offs	(56,276)	(18,393)	(11,655)
Foreign currency translation adjustments	(5,976)	(663)	(181)
Balance at end of year	33,864	15,991	10,252

During the year ended December 31, 2024, the Company collected previously written-off accounts receivable totaling US$21,343, which were recorded in the consolidated statements of comprehensive income (loss).

Ageing analysis of accounts receivable based on the date of delivery of service to customers was as follows:

	As of December 31,
	2023	2024
	US$	US$
- Within 3 months	18,501	11,672
- 3 months to 6 months	4,233	1,639
- 6 months to 12 months	5,399	3,943
- Over 1 year	10,110	7,144
Accounts receivable	38,243	24,398
Less: allowance for credit losses	(15,991)	(10,252)
Accounts receivable, net	22,252	14,146